Share based compensation, Share-based Payment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share based compensation [Abstract]
Share-based payment charge	$ 3.9	$ 3.7	$ 1.8